Financial Derivative Contracts and Hedge Accounting - Schedule of Effective Portion Generated by Cash Flow Derivatives Recorded in Statement of Changes in Equity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	$ 92,632	$ 89,644	$ 3,205	$ 882
Ineffective Portion	15		95
Loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	(19,337)		(527)
Ineffective Portion			(37)
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	(67)		1,654
Ineffective Portion	119		140
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	2,953		(1,090)
Ineffective Portion	7		(1)
Current bonds [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	(197)		(34)
Interbank loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	19,636		2,320
Ineffective Portion	$ (111)		$ (7)